CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents	$ 727,694	$ 1,265,845
Short-term investments	8,780	368,253
Accounts receivable, net	2,881,160	4,575,267
Media deposits	61,532	563,582
Loan receivable	$ 12,536,382
Due from related parties		$ 30,666
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 1,113,331	$ 74,965
Total Current Assets	17,328,879	6,878,578
Long-term investments		4,817,921
Property and equipment, net	480,346	525,055
Operating right-of-use assets, net	163,246	194,207
Total Assets	17,972,471	12,415,761
Current Liabilities
Short-term bank borrowings	1,195,266	730,720
Accounts payable	2,075,712	5,365,635
Advance from advertisers	579,269	576,422
Advertiser deposits	585,526	690,781
Income tax payable	274,860	275,198
Accrued expenses and other liabilities	1,884,430	1,489,693
Total Current Liabilities	6,595,063	9,128,449
Total Liabilities	6,595,063	9,128,449
Commitments and Contingencies
Shareholders' Equity
Ordinary Shares (par value $0.0096 per share, 1,000,000,000 shares authorized; 31,834,487 and 1,534,487 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively)	305,611	14,731
Additional paid-in capital	68,473,951	41,564,418
Statutory reserve	898,133	898,133
Accumulated deficits	(54,702,167)	(35,480,426)
Accumulated other comprehensive loss	(3,598,120)	(3,709,544)
Total Shareholders' Equity	11,377,408	3,287,312
Total Liabilities and Shareholders' Equity	$ 17,972,471	$ 12,415,761